Dividends Payable (Tables)	12 Months Ended
Jun. 30, 2023
Dividends Payable [Abstract]
Schedule of Dividends Payable Represent
	As of June 30,
	2022	2023
At the beginning of the year	$3,832,272	$3,362,639
Dividends declared	-	-
Dividends paid	(469,633)	(3,362,639)
At the end of the year	$3,362,639	$-